Issued Capital (Details) - Schedule of share issuances - Ordinary Shares [member] - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number (in Shares)	322,857,900	1,046,658,646	176,520,600
Amount	$ 16,339,071	$ 36,744,236	$ 4,071,118
31 July 2019 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			7,962,060
Issue Price (in Dollars per share)			$ 0.035
Amount			$ 277,812
21 November 2019 [Member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			3,814,380
Issue Price (in Dollars per share)			$ 0.025
Amount			$ 94,694
15 January 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			758,040
Issue Price (in Dollars per share)			$ 0.019
Amount			$ 14,230
16 January 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			12,244,020
Issue Price (in Dollars per share)			$ 0.02
Amount			$ 249,402
17 January 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			6,754,020
Issue Price (in Dollars per share)			$ 0.018
Amount			$ 123,717
27 March 2020 [member]]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			7,042,920
Issue Price (in Dollars per share)			$ 0.017
Amount			$ 120,239
25 May 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			137,945,160
Issue Price (in Dollars per share)			$ 0.025
Amount			$ 3,483,792
June 30, 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year			Security issuance costs
Amount			$ (292,768)
July 2, 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		47,646,000
Issue Price (in Dollars per share)		$ 0.033
Amount		$ 1,562,055
October 23, 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year		Issue of shares to sophisticated and professional investors
Number (in Shares)		271,251,007
Issue Price (in Dollars per share)		$ 0.037
Amount		$ 10,036,287
November 24, 2020 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year		Issue of shares to sophisticated and professional investors
Number (in Shares)		674,694,939
Issue Price (in Dollars per share)		$ 0.037
Amount		$ 24,963,713
February 11, 2021 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		53,066,700
Issue Price (in Dollars per share)		$ 0.05
Amount		$ 2,674,831
June 30,2021 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year		Security issuance costs
Amount		$ (2,492,650)
July 2, 2021 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	322,857,900
Issue Price (in Dollars per share)	$ 0.053
Amount	$ 17,176,040
June 30, 2022 [member]
Issued Capital (Details) - Schedule of share issuances [Line Items]
Number of shares issued during the year	Security issuance costs
Amount	$ (836,969)